Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 38,418	¥ 248,862	¥ 284,464	¥ 304,950
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 15,982	¥ 103,520	¥ 118,560	¥ 142,309
Percent of Total	41.60%	41.60%	41.70%	46.70%
Printing Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 4,570	¥ 29,605	¥ 32,987	¥ 27,852
Percent of Total	11.90%	11.90%	11.60%	9.10%
Metallized Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 1,391	¥ 9,010	¥ 6,397	¥ 17,686
Percent of Total	3.60%	3.60%	2.20%	5.80%
Specialty Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 11,400	¥ 73,851	¥ 79,609	¥ 89,382
Percent of Total	29.70%	29.70%	28.00%	29.30%
Base Film For Other Applications [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 5,075	¥ 32,876	¥ 46,911	¥ 27,721
Percent of Total	13.20%	13.20%	16.50%	9.10%